Accounting and Reporting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information, and should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2015. All adjustments that, in the opinion of management, are necessary for a fair presentation for the periods presented have been reflected by the Company as required by Regulation S-X, Rule 10-01. Such adjustments are of a normal, recurring nature. The results of operations for the six-month period ended June 30, 2016 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period. All significant intercompany balances and transactions have been eliminated in consolidation.

(a) Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP. As a result of Vringo’s acquisition of IDG in the fourth quarter of 2015, Vringo incorporated IDG and its subsidiaries’ financial information in its consolidated balance sheet as of December 31, 2015, and the related consolidated statement of operations, changes in stockholders’ equity and cash flows for the period from the date of acquisition. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

(b) Use of estimates

The preparation of the accompanying condensed consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results may differ from such estimates. Significant items subject to such estimates and assumptions include the Company’s valuation of intangible assets, the useful lives of the Company’s intangible assets, the valuation of the Company’s derivative warrants, the valuation of stock-based compensation, deferred tax assets and liabilities, income tax uncertainties, and other contingencies.

(b) Use of estimates

The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results may differ from such estimates. Significant items subject to such estimates and assumptions include the Company’s intangibles assets, the useful lives of the Company’s intangible assets, the valuation of the Company’s derivative warrants, the valuation of stock-based compensation, deferred tax assets and liabilities, income tax uncertainties, and other contingencies.

Translation into U.S. dollars

(c) Translation into U.S. dollars

The Company conducts certain transactions in foreign currencies, which are recorded at the exchange rate as of the transaction date. All exchange gains and losses occurring from the remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected as non-operating income or expense in the consolidated statements of operations.

Cash and cash equivalents

(d) Cash and cash equivalents

The Company deposits its cash in checking accounts with financial institutions. The Company has established guidelines relating to diversification and maturities of its investments in order to minimize credit risk and maintain high liquidity of funds. All highly liquid investments with original maturities of three months or less at acquisition date are considered cash equivalents.

Derivative instruments

(e) Derivative instruments

The Company recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets at their respective fair values. The Company’s derivative instruments have been recorded as liabilities at fair value, and are revalued at each reporting date, with changes in the fair value of the instruments included in the consolidated statements of operations as non-operating income (expense). The Company reviews the terms of features embedded in non-derivative instruments to determine if such features require bifurcation and separate accounting as derivative financial instruments. Equity-linked derivative instruments are evaluated in accordance with FASB Accounting Standard Codification 815-40, “Contracts in an Entity’s Own Equity” to determine if such instruments are indexed to the Company’s own stock and qualify for classification in equity.

Accounts receivable

(f) Accounts receivable

Accounts receivable are recorded net of an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make required payments. In developing the allowance, the Company considers historical loss experience, the overall quality of the receivable portfolio and specifically identified customer risks. The Company periodically reviews the adequacy of the allowance and the factors used in the estimation making adjustments to the estimate as necessary. Accounts receivable are included in other current assets on the consolidated balance sheets. Refer to Note 13, Other Current Assets, for further information.

Inventory

(g) Inventory

Inventory is valued at the lower of cost or market value. Cost is determined using a weighted-average cost method. The Company periodically reviews inventory for potential obsolescence based upon an aging analysis of the inventory on hand, specifically known inventory-related risks, and assumptions about future demand and market conditions. Inventory items determined to be impaired based on such review are reduced to their net realizable value. Inventory is included in other current assets on the consolidated balance sheets. Refer to Note 13, Other Current Assets, for further information.

Intangible assets

(e) Intangible assets

Intangible assets include purchased patents, which are recorded based on the cost to acquire them, as well as trade names, customer relationships and technology, which were acquired as part of the acquisition of International Development Group Limited (“IDG”) in the fourth quarter of 2015 and are recorded based on the estimated fair value in purchase price allocation. The intangible assets are amortized over their estimated useful lives, which are periodically evaluated for reasonableness.
The Company’s intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In assessing the recoverability of the Company’s intangible assets, the Company must make estimates and assumptions regarding future cash flows and other factors to determine the fair value of the respective assets. These estimates and assumptions could have a significant impact on whether an impairment charge is recognized and also the magnitude of any such charge. Fair value estimates are made at a specific point in time, based on relevant information. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates. If these estimates or material related assumptions change in the future, the Company may be required to record impairment charges related to its intangible assets.

(h) Intangible assets

Intangible assets include purchased patents, which are recorded based on the cost to acquire them, as well as trade names, customer relationships and technology, which were acquired as part of the acquisition of IDG in the fourth quarter of 2015 and are recorded based on the estimated fair values in purchase price allocation. The intangible assets are amortized over their estimated useful lives, which are periodically evaluated for reasonableness.
The Company’s intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In assessing the recoverability of the Company’s intangible assets, the Company must make estimates and assumptions regarding future cash flows and other factors to determine the fair value of the respective assets. These estimates and assumptions could have a significant impact on whether an impairment charge is recognized and also the magnitude of any such charge. Fair value estimates are made at a specific point in time, based on relevant information. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates. If these estimates or material related assumptions change in the future, the Company may be required to record impairment charges related to its intangible assets.

Goodwill

(i) Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.
Goodwill is reviewed for impairment at least annually, and when triggering events occur, in accordance with the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 350, Intangibles — Goodwill and Other. Prior to the acquisition of IDG, Vringo had one reporting unit for purposes of evaluating goodwill impairment and performing its annual goodwill impairment test on December 31. The Company has the option to perform a qualitative assessment to determine if an impairment is more likely than not to have occurred. If the Company can support the conclusion that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the Company would not need to perform the two-step impairment test for the reporting unit. If the Company cannot support such a conclusion or does not elect to perform the qualitative assessment, then the first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of the reporting unit with its carrying amount, including goodwill.
If the fair value of the reporting unit exceeds its carrying value, then the second step of the impairment test (measurement) does not need to be performed. If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Company must perform the second step of the impairment test. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to an acquisition price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. A significant amount of judgment is required in performing goodwill impairment tests including estimating the fair value of a reporting unit and the implied fair value of goodwill.
There were no indications of impairment as of December 31, 2015.
When the Company performed the first step of its annual goodwill impairment test as of December 31, 2014, the Company determined that the fair value of the reporting unit did not exceed its carrying amount and therefore the second step of the goodwill impairment test was required. In performing the second step of the goodwill impairment test, the Company compared the carrying value of goodwill to its implied fair value. In estimating the implied fair value of goodwill, the Company assigned the fair value of the reporting unit to all of the assets and liabilities associated with the reporting unit as if the reporting unit had been acquired in a business combination. As part of this step, the Company estimated the fair value of its patents using an income approach. The key assumptions for this approach are projected future cash flows, ranges of royalty rates as determined by management in consultations with valuation experts, and a discount rate which is based on a weighted average cost of capital adjusted for the relevant risk associated with the characteristics of the business and the projected future cash flows. Based on the estimated implied fair value of goodwill, the Company recorded an impairment charge in the consolidated statement of operations for the year ended December 31, 2014 of $65,757 to reduce the carrying value of goodwill to its implied fair value, which was determined to be zero.

Revenue recognition

(j) Revenue recognition

Revenue from patent licensing and enforcement is recognized if collectability is reasonably assured, persuasive evidence of an arrangement exists, the sales price is fixed or determinable and delivery of the service has been rendered. The Company uses management’s best estimate of selling price for individual elements in multiple-element arrangements, where vendor specific evidence or third party evidence of selling price is not available.
Currently, revenue arrangements related to intellectual property provide for the payment of contractually determined fees and other consideration for the grant of certain intellectual property rights related to the Company’s patents. These rights typically include some combination of the following: (i) the grant of a non-exclusive, retroactive and future license to manufacture and/or sell products covered by patents, (ii) the release of the licensee from certain claims, and (iii) the dismissal of any pending litigation. The intellectual property rights granted typically extend until the expiration of the related patents. Pursuant to the terms of these agreements, the Company has no further obligation with respect to the grant of the non-exclusive retroactive and future licenses, covenants-not-to-sue, releases, and other deliverables, including no express or implied obligation on the Company’s part to maintain or upgrade the related technology, or provide future support or services. Generally, the agreements provide for the grant of the licenses, covenants-not-to-sue, releases, and other significant deliverables upon execution of the agreement, or upon receipt of the upfront payment. As such, the earnings process is complete and revenue is recognized upon the execution of the agreement, upon receipt of the upfront fee, and when all other revenue recognition criteria have been met.
The Company records revenue from the product sales of Fli Charge and Group Mobile when title and risk of loss are passed to the customer, there is persuasive evidence of an arrangement for sale, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. Company’s shipping terms typically specify F.O.B. destination, at which time title and risk of loss have passed to the customer. At the time of sale of hardware products, the Company records an estimate for sales returns and allowances based on historical experience. Hardware products sold by the Company are warranted by the vendor.
Group Mobile uses drop-shipment arrangements with many of its hardware vendors and suppliers to deliver products directly to customers. Revenue for drop-shipment arrangements is recorded on a gross basis upon delivery to the customer with contract terms that typically specify F.O.B. destination. Revenue is recognized on a gross basis as Group Mobile is the principal in the transaction as the primary obligor in the arrangement, assumes the inventory risk if the product is returned by the customer, sets the price of the product to the customer, assumes credit risk for the amounts invoiced, and works closely with the customers to determine their hardware specifications.
Freight billed to customers is recognized as net product revenue and the related freight costs as a cost of goods sold.
Deferred revenue includes: (i) payments received from customers in advance of providing the product and (ii) amounts deferred if other conditions of revenue recognition have not been met.

Segment reporting

(k) Segment reporting

The Company operates in three operating segments: Intellectual Property, Fli Charge and Group Mobile. Intellectual Property is engaged in the innovation, development and monetization of mobile technologies and intellectual property. Fli Charge develops wireless charging devices and licenses technology to various channels and applications. Group Mobile provides rugged, mobile and field-use computing products to customers through their e-commerce platform.

Operating legal costs

(l) Operating legal costs

Operating legal costs include expenses incurred in connection with the Company’s patent licensing and enforcement activities, patent-related legal expenses paid to external patent counsel, including contingent legal fees, licensing and enforcement related research, consulting and other expenses paid to third parties, as well as related internal payroll expenses and stock-based compensation. In addition, amounts received by the Company for reimbursements of legal fees in connection with its litigation campaigns are recorded in operating legal costs as an offset to legal expense.

Stock-based compensation

(m) Stock-based compensation

Stock-based compensation is recognized as an expense in the consolidated statements of operations and such cost is measured at the grant-date fair value of the equity-settled award. The fair value of stock options is estimated at the date of grant using the Black-Scholes-Merton option-pricing model. The expense is recognized on a straight-line basis, over the requisite service period. The Company uses the simplified method to estimate the expected term of options due to insufficient history and high turnover in the past. Since the Company lacks sufficient history, expected volatility is estimated based on a weighted average historical volatility of the Company and comparable entities with publicly traded shares. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve at the date of grant.

Income taxes

(n) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not more likely than not to be realized. Tax benefits related to excess deductions on stock-based compensation arrangements are recognized when they reduce taxes payable.
In assessing the need for a valuation allowance, the Company looks at cumulative losses in recent years, estimates of future taxable earnings, feasibility of tax planning strategies, the realizability of tax benefit carryforwards, and other relevant information. Valuation allowances related to deferred tax assets can be impacted by changes to tax laws, changes to statutory tax rates and future taxable earnings. Ultimately, the actual tax benefits to be realized will be based upon future taxable earnings levels, which are very difficult to predict. In the event that actual results differ from these estimates in future periods, the Company will be required to adjust the valuation allowance.
Significant judgment is required in evaluating the Company’s federal, state and foreign tax positions and in the determination of its tax provision. Despite management’s belief that the Company’s liability for unrecognized tax benefits is adequate, it is often difficult to predict the final outcome or the timing of the resolution of any particular tax matters. The Company may adjust these accruals as relevant circumstances evolve, such as guidance from the relevant tax authority, its tax advisors, or resolution of issues in the courts. The Company’s tax expense includes the impact of accrual provisions and changes to accruals that it considers appropriate. These adjustments are recognized as a component of income tax expense entirely in the period in which new information is available. The Company records interest related to unrecognized tax benefits in interest expense and penalties in the consolidated statements of operations as general and administrative expenses.
The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Net loss per common share

(o) Net loss per common share

Basic net loss per share is computed by dividing the net loss attributable to the Company for the period by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing the net loss attributable to the Company for the period by the weighted-average number of shares of common stock plus dilutive potential common stock considered outstanding during the period. However, as the Company generated net losses in all periods presented, some potentially dilutive securities that relate to the continuing operations, including certain warrants and stock options, were not reflected in diluted net loss per share because the impact of such instruments was anti-dilutive.

Commitments and contingencies

(p) Commitments and contingencies

Liabilities for loss contingencies arising from assessments, estimates or other sources are to be recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs expected to be incurred in connection with a loss contingency are expensed as incurred.

Fair value measurements

(q) Fair value measurements

The Company measures fair value in accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures. FASB ASC 820-10 clarifies that fair value is an exit price, representing the amount that would be received by selling an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, FASB ASC 820-10 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:
Level 1:  Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
Level 2:  Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3:  Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.
The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Recently Issued Accounting Pronouncements

(c) Accounting guidance adopted in 2016

ASU No. 2015-03, Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs
During the six-month period ended June 30, 2016, the Company adopted guidance on a retrospective basis that requires debt issuance costs related to a recognized debt liability to be presented in the condensed consolidated balance sheets as a deduction from the carrying amount of such debt. As a result of this adoption, the Company reclassified $73 of debt issuance costs as of December 31, 2015 from other current assets to senior secured notes.
ASU No. 2014-15, Presentation of Financial Statements (Topic 205): Going Concern
During the six-month period ended June 30, 2016, the Company adopted the standard that provides guidance around management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The adoption of this guidance did not have a material effect on the Company’s condensed consolidated financial statements.
ASU 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity
During the six-month period ended June 30, 2016, the Company adopted the standard that clarifies how current U.S. GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. The adoption of this guidance did not have a material effect on the Company’s condensed consolidated financial statements.

(r) Recently issued accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which impacts virtually all aspects of an entity’s revenue recognition. The core principle of the new standard is that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This guidance was amended in July 2015 and is effective for annual reporting periods beginning after December 15, 2017. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.
In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements (Topic 205): Going Concern. The new standard provides guidance around management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016 and early adoption is permitted. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.
In November 2014, the FASB issued ASU 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity. The new standard clarifies how current U.S. GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 and early adoption is permitted. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.
In April 2015, the FASB issued ASU No. 2015-03, Interest — Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the corresponding debt liability, consistent with debt discounts. The new standard does not change the amortization of debt issuance costs, which are reported as interest expense in the consolidated statements of operations. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and early adoption is permitted. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.
In July 2015, the FASB issued ASU No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory, which requires an entity to measure in-scope inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The new standard is effective for fiscal years and interim periods within those years beginning after December 15, 2016. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.
In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods within those fiscal years and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.
In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments — Overall (Topic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which amends various aspects of the recognition, measurement, presentation, and disclosure for financial instruments. With respect to our consolidated financial statements, the most significant impact relates to the accounting for equity investments. It will impact the disclosure and presentation of financial assets and liabilities. The amendments in this update are effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. Early adoption by public entities is permitted only for certain provisions. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.

Reclassification

(d) Reclassification

On November 27, 2015, the Company implemented the Reverse Stock Split, which became effective at the opening of trading on the NASDAQ on that date. As of November 27, 2015, every 10 shares of the Company’s issued and outstanding common stock were combined into one share of its common stock, except to the extent that the Reverse Stock Split resulted in any of the Company’s stockholders owning a fractional share, which was rounded up to the next highest whole share. In connection with the Reverse Stock Split, there was no change in the nominal par value per share of $0.01 and the Company’s authorized shares.
Certain balances have been reclassified to conform to presentation requirements, including to retroactively present the effect of the Reverse Stock Split. All references to the number of shares of common stock, price per share and weighted average shares of common stock have been adjusted to reflect the Reverse Stock Split on a retroactive basis for all periods presented, unless otherwise noted.
As a result of the adoption by the Company of ASU No. 2015-03 on a retrospective basis, during the six-month period ended June 30, 2016, the Company reclassified $73 of debt issuance costs as of December 31, 2015 from other current assets to senior secured notes.

(s) Reclassification

Certain balances have been reclassified to conform to presentation requirements, including to retroactively present the effect of the reverse stock split.

Deferred revenue

(f) Deferred revenue

Deferred revenue includes (i) payments received from customers in advance of providing the product and (ii) amounts deferred if other conditions of revenue recognition have not been met. The Company accounts for funds raised from crowdfunding campaigns and pre-sales as deferred revenue.